Short-term borrowings (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Interest expense	¥ 919,000	¥ 30,000
Weighted average interest rates		4.27%		3.89%	3.89%
Short term borrowings		¥ 5,921,000		$ 5,547	¥ 39,381,000
Proceeds from bank debt	10,000,000
Other borrowings					17,221
Bank loans					¥ 17,829
Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate				3.20%	3.20%
Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate				4.50%	4.50%
Ms Luting Meng [Member]
Debt Instrument [Line Items]
Equity method investment ownership percentage				100.00%	100.00%
Beijing Yizhuang International Financing Guarantee Co Ltd [Member]
Debt Instrument [Line Items]
Short term borrowings					¥ 2,000,000
Beijing Zhongguancun Technology Financing Guarantee Co. Ltd. [Member]
Debt Instrument [Line Items]
Short term borrowings					¥ 3,000,000
Mlt Holdings Limited [Member]
Debt Instrument [Line Items]
Proceeds from bank debt	¥ 5,000